UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Twele Capital Management, Inc.
Address: P.O. Box 4209
         Hopkins, MN  55343

13F File Number:  028-13313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Maressia Twele
Title:     Chief Financial Officer
Phone:     952-807-5095

Signature, Place, and Date of Signing:

  /s/ Maressia Twele     Hopkins, MN     April 09, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $136,126 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPMS INDIA ETN   06739F291      262     3918 SH       SOLE                     1050        0     2868
CLAYMORE EXCHANGE-TRADED FD    ALPH SHS CHINA   18385P101      678    26825 SH       SOLE                    26600        0      225
DELAWARE INV MN MUN INC FD I   COM              24610V103      173    13550 SH       SOLE                        0        0    13550
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      467    15000 SH       SOLE                    15000        0        0
ISHARES TR                     HIGH YLD CORP    464288513    12127   137229 SH       SOLE                   120200        0    17029
ISHARES TR                     RSSL MCRCP IDX   464288869     2939    68471 SH       SOLE                    57600        0    10871
ISHARES TR                     S&P DEV EX-US    464288422      756    24417 SH       SOLE                    22000        0     2417
ISHARES TR                     S&P NTL AMTFREE  464288414      811     7847 SH       SOLE                        0        0     7847
ISHARES TR                     US PFD STK IDX   464288687     3720    96065 SH       SOLE                    73070        0    22995
ISHARES TR INDEX               BARCLY USAGG B   464287226    14085   135172 SH       SOLE                   129150        0     6022
ISHARES TR INDEX               BARCLYS 1-3 YR   464287457      492     5900 SH       SOLE                     5900        0        0
ISHARES TR INDEX               BARCLYS 20+ YR   464287432     3531    39452 SH       SOLE                    33628        0     5824
ISHARES TR INDEX               BARCLYS 7-10 YR  464287440     4200    46922 SH       SOLE                    38173        0     8749
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     9564    92051 SH       SOLE                    82810        0     9241
ISHARES TR INDEX               COHEN&ST RLTY    464287564     4364    76189 SH       SOLE                    67600        0     8589
ISHARES TR INDEX               DJ SEL DIV INX   464287168     9533   207141 SH       SOLE                   163415        0    43726
ISHARES TR INDEX               FTSE XNHUA IDX   464287184     1138    27027 SH       SOLE                    22150        0     4877
ISHARES TR INDEX               IBOXX INV CPBD   464287242    10482    99106 SH       SOLE                    82441        0    16665
ISHARES TR INDEX               MSCI EAFE IDX    464287465     4224    75450 SH       SOLE                    57100        0    18350
ISHARES TR INDEX               MSCI EMERG MKT   464287234     3230    76678 SH       SOLE                    42990        0    33688
ISHARES TR INDEX               RUSL 2000 VALU   464287630      646    10113 SH       SOLE                        0        0    10113
ISHARES TR INDEX               RUSSELL1000GRW   464287614     3267    62880 SH       SOLE                    56360        0     6520
ISHARES TR INDEX               RUSSELL1000VAL   464287598     3317    54322 SH       SOLE                    47570        0     6752
ISHARES TR INDEX               S&P 500 INDEX    464287200     3635    30976 SH       SOLE                    24750        0     6226
ISHARES TR INDEX               S&P MIDCAP 400   464287507     5957    75691 SH       SOLE                    59100        0    16591
ISHARES TR INDEX               S&P SMLCAP 600   464287804     5459    91833 SH       SOLE                    76500        0    15333
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     2221    82695 SH       SOLE                    48442        0    34253
NFJ DIVID INT & PREM STRTGY    COM SHS          65337H109      450    28458 SH       SOLE                        0        0    28458
POWERSHARES INDIA ETF TR       INDIA PORT       73935L100      892    39200 SH       SOLE                    39200        0        0
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516     2613    46690 SH       SOLE                    46000        0      690
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     3812    48130 SH       SOLE                    45900        0     2230
VANGUARD INDEX FDS             GROWTH ETF       922908736     1564    28165 SH       SOLE                    25100        0     3065
VANGUARD INDEX FDS             MID CAP ETF      922908629     3226    49545 SH       SOLE                    46200        0     3345
VANGUARD INDEX FDS             SMALL CP ETF     922908751     1052    16701 SH       SOLE                    14500        0     2201
VANGUARD INDEX FDS             VALUE ETF        922908744      871    17250 SH       SOLE                    15300        0     1950
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     2786    66090 SH       SOLE                    58600        0     7490
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     3122    90177 SH       SOLE                    83250        0     6927
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406     3566    83317 SH       SOLE                    79950        0     3367
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422      894    38300 SH       SOLE                    38300        0        0